Consolidated Statements of Shareholders Equity Parentheticals (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends per share	$ 0.24	$ 0.24	$ 0.24
Purchases and sales of noncontrolling interests, net of dividends paid	$ 2.9	$ 5.0	$ 2.2